Financing Receivable, Net - Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing receivables credit quality indicator
Total financing receivables	¥ 4,340,966	¥ 5,652,471
1-29 Days Past Due
Financing receivables credit quality indicator
Total financing receivables	139,503	159,609
30-59 Days Past Due
Financing receivables credit quality indicator
Total financing receivables	39,346	78,904
60-89 Days Past Due
Financing receivables credit quality indicator
Total financing receivables	29,103	58,056
90-179 Days Past Due
Financing receivables credit quality indicator
Total financing receivables	76,694	177,866
Total Past Due
Financing receivables credit quality indicator
Total financing receivables	284,646	474,435
Current
Financing receivables credit quality indicator
Total financing receivables	4,056,320	5,178,036
Installment Purchase Loans
Financing receivables credit quality indicator
Loans originated in 2018	46
Loans originated in 2019	21,155
Loans originated in 2020	78,175
Loans originated in 2021	295,377
Total financing receivables	394,753	584,672
Installment Purchase Loans | 1-29 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	2
Loans originated in 2019	412
Loans originated in 2020	1,519
Loans originated in 2021	5,032
Total financing receivables	6,965	7,086
Installment Purchase Loans | 30-59 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	5
Loans originated in 2019	210
Loans originated in 2020	855
Loans originated in 2021	2,693
Total financing receivables	3,763	4,508
Installment Purchase Loans | 60-89 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	5
Loans originated in 2019	182
Loans originated in 2020	816
Loans originated in 2021	1,695
Total financing receivables	2,698	3,839
Installment Purchase Loans | 90-179 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	33
Loans originated in 2019	616
Loans originated in 2020	2,445
Loans originated in 2021	2,690
Total financing receivables	5,784	11,884
Installment Purchase Loans | Total Past Due
Financing receivables credit quality indicator
Loans originated in 2018	45
Loans originated in 2019	1,420
Loans originated in 2020	5,635
Loans originated in 2021	12,110
Total financing receivables	19,210	27,317
Installment Purchase Loans | Current
Financing receivables credit quality indicator
Loans originated in 2018	1
Loans originated in 2019	19,735
Loans originated in 2020	72,540
Loans originated in 2021	283,267
Total financing receivables	375,543	557,355
Personal Installment Loans
Financing receivables credit quality indicator
Loans originated in 2018	65
Loans originated in 2019	26,098
Loans originated in 2020	35,778
Loans originated in 2021	3,884,272
Total financing receivables	3,946,213	5,067,799
Personal Installment Loans | 1-29 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	2
Loans originated in 2019	757
Loans originated in 2020	1,275
Loans originated in 2021	130,504
Total financing receivables	132,538	152,523
Personal Installment Loans | 30-59 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	4
Loans originated in 2019	365
Loans originated in 2020	922
Loans originated in 2021	34,292
Total financing receivables	35,583	74,396
Personal Installment Loans | 60-89 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	7
Loans originated in 2019	295
Loans originated in 2020	1,182
Loans originated in 2021	24,921
Total financing receivables	26,405	54,217
Personal Installment Loans | 90-179 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2018	43
Loans originated in 2019	1,177
Loans originated in 2020	6,217
Loans originated in 2021	63,473
Total financing receivables	70,910	165,982
Personal Installment Loans | Total Past Due
Financing receivables credit quality indicator
Loans originated in 2018	56
Loans originated in 2019	2,594
Loans originated in 2020	9,596
Loans originated in 2021	253,190
Total financing receivables	265,436	447,118
Personal Installment Loans | Current
Financing receivables credit quality indicator
Loans originated in 2018	9
Loans originated in 2019	23,504
Loans originated in 2020	26,182
Loans originated in 2021	3,631,082
Total financing receivables	¥ 3,680,777	¥ 4,620,681